SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Minimum Future Lease Payments (Excluding Lease Termination Liability) under Non-Cancelable Operating Leases

Minimum future lease payments (excluding the lease termination liability) under these non-cancelable operating leases for the next five fiscal years ending June 30 and thereafter are as follows:

2014 (remaining portion)	$1,048,243
2015	1,056,043
2016	614,323
2017	325,463
2018	325,239
Thereafter	977,017

Total minimum lease payments	$4,346,328

Minimum future lease payments (excluding the lease termination liability) under these non-cancelable operating leases for the next five fiscal years ending June 30 and thereafter are as follows:

2014	$1,284,589
2015	922,951
2016	473,238
2017	313,648
2018	325,239
Thereafter	977,017

Total minimum lease payments	$4,296,682

Reconciliation of Numerator and Denominator of Basic and Diluted Per Share Computations for Earnings Per Share

The following table reconciles the numerator and denominator of the basic and diluted per share computations for earnings per share as follows:

	Three months ended September 30,
	2013	2012
Weighted average basic shares outstanding	33,337,362	33,031,110
Dilutive effect of share-based awards	2,650,121	2,571,171

Weighted average dilutive shares outstanding	35,987,483	35,602,281

The following table reconciles the numerator and denominator of the basic and diluted per share computations for earnings per share as follows:

	Year ended June 30, 2013	Year ended June 30, 2012
Weighted average basic shares outstanding	33,120,767	32,260,375
Dilutive effect of share-based awards	2,569,352	2,852,646

Weighted average dilutive shares outstanding	35,690,119	35,113,021

Schedule of Changes in Goodwill

The table below reflects changes in goodwill for the years ending June 30:

	2013	2012
Goodwill, beginning of year	$14,951,217	$6,650,008
2013 acquisitions	1,001,327	—
ISLA acquisition	—	5,095,870
ALBS acquisition	—	2,341,115
Adcom earn-out	—	864,224

Goodwill, end of year	$15,952,544	$14,951,217